Guarantees and Contingent Liabilities - Contract or Notional Amount of Letters of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Standby Letters of Credit [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 14,838
Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	407
Less Than One Year [Member] | Standby Letters of Credit [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	6,757
Less Than One Year [Member] | Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	354
Greater Than One Year [Member] | Standby Letters of Credit [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	8,081
Greater Than One Year [Member] | Commercial [Member]
Letters Of Credit [Line Items]
Contract or notional amount of letters of credit	$ 53